Related Party Transactions	6 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE — 6 RELATED PARTY TRANSACTIONS

The Company’s bank borrowings of $434,746 are guaranteed under personal guarantees from the executive directors.

On April 28, 2025, our subsidiary, iO3 Singapore, repaid $331,600 to the directors in respect of an interest-free loan provided by them.

Apart from the transactions and balances detailed elsewhere in these accompanying consolidated financial statements, the Company has no other significant or material related party transactions during the years presented.